Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share
Net income	$ (68,680)	$ (29,554)	$ (142,734)	$ (76,220)	$ (75,556)
Less: accretion of preferred share issuance costs	(246)	(378)	(992)	(678)	(1,513)
Net loss attributable to common stockholders	$ (68,926)	$ (29,932)	$ (143,726)	$ (76,898)	$ (77,069)
Basic and diluted weighted-average common shares outstanding	390,620	384,213	386,793	381,821	142,451
Basic and diluted (in dollars per share)	$ (0.18)	$ (0.08)	$ (0.37)	$ (0.20)	$ (0.54)